CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based compensation	$ 136,193	¥ 948,148	¥ 648,025	¥ 257,661
Cost of revenues
Share-based compensation	11,671	81,254	74,339	42,759
Research and development expenses
Share-based compensation	72,639	505,697	225,173	122,348
Sales and marketing expenses
Share-based compensation	1,827	12,718	5,723	4,417
General and administrative expenses
Share-based compensation	$ 50,056	¥ 348,479	¥ 342,790	¥ 88,137
Class A common shares
Number of common shares represented by each ADS	20	20	20	20